Document and Entity Information	12 Months Ended
Jul. 31, 2013
Document and Entity Information
Entity Registrant Name	ONCOSEC MEDICAL Inc
Entity Central Index Key	0001444307
Document Type	S-1
Post-Effective Amendment Number	2
Document Period End Date	Jul. 31, 2013
Amendment Flag	true
Current Fiscal Year End Date	--07-31
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Amendment Description	On October 24, 2011, the Securities and Exchange Commission (the "SEC") declared effective the registration statement on Form S-1 (File No. 333-175779) (the "Initial Registration Statement") filed by OncoSec Medical Incorporated (the "Company"), and on November 9, 2012, the SEC declared effective post-effective amendment no. 1 to the Initial Registration Statement. The Company is filing this post-effective amendment no. 2 to the Initial Registration Statement for the purposes of updating its financial and other disclosures to, among other things, include its audited financial statements for the fiscal year ended July 31, 2013.